Condensed consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Loss before income taxes	$ (79,200)	$ (95,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortisation	37,882	38,365
Net foreign exchange losses/(gains)	575	(886)
Finance income	(3,187)	(766)
Finance costs	54,442	33,451
Net change in fair value measurements of financial assets and liabilities	57,298	109,323
Movement in provisions	(1,438)	(2,187)
Other non-cash transactions		(2,099)
Changes in operating assets and liabilities:
(Increase)/decrease in trade receivables	(7,047)	24,524
(Increase)/decrease in other receivables	(487)	336
Decrease in prepayments	354	529
Increase in inventories	(6,516)	(1,048)
Increase/(decrease) in trade payables	7,140	(388)
Increase/(decrease) in other payables	19,004	(9,622)
Decrease in derivative financial instruments	(6,848)	(11,593)
Increase in liability for cash-settled share-based payments	10,315	4,627
Decrease in deferred liabilities	(25)	(3,057)
Cash used in operating activities	82,262	84,406
Interest received	1,620	766
Interest paid	(18,429)	(30,067)
Net cash from operating activities	65,453	55,105
Cash flows from investing activities:
Purchase of property, plant, and equipment and intangibles	(33,206)	(24,113)
Exploration and evaluation	(3,098)	(3,308)
Investment in equity instruments	(1,582)	(1,846)
Proceeds from sale of investment in equity instruments	2,597
Acquisition of subsidiary		(75,000)
Payment of contingent royalty consideration	(2,425)	(1,815)
Stamp duty paid on acquisition of subsidiary		(23,213)
Net cash used in investing activities	(37,714)	(129,295)
Cash flows from financing activities:
Proceeds from issue of share capital		204,796
Payment of deferred underwriting and transaction costs		(12,968)
Proceeds from loans and borrowings	62,725
Repayment of loans and borrowings	(145,339)	(45,441)
Repayment of silver and copper stream loans	(11,549)
Repayment of working capital loan		(11,522)
Payment of lease liabilities	(3,779)	(4,002)
Net cash from financing activities	(97,942)	130,863
Net change in cash	(70,203)	56,673
Cash, beginning of the period	171,897	32,372
Net foreign exchange difference	415	(307)
Cash, end of the period	$ 102,109	$ 88,738